Business Organization and Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Organization and Nature of Operations [Abstract]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

Note 1 — Business Organization and Nature of Operations

CohBar, Inc. (“CohBar,” “its” or the “Company”) is a clinical stage biotechnology company.

The Company’s primary historical activities have included utilizing its mitochondria focused technology platform to identify and develop novel peptide analogs, the research and development of its pipeline, securing intellectual property protection for its discoveries and assets, managing collaborations and clinical trials with contract research organizations (“CROs”) and raising capital to fund the Company’s operations. To date, the Company has not generated any revenues from operations and does not expect to generate any revenues in the near future. The Company has financed its operations primarily with proceeds from sales of its equity securities, private placements, the exercise of outstanding warrants and stock options and the issuance of debt instruments.

The Company recently suspended IND-enabling work on pre-clinical candidate CB5138-3, which the Company had been developing as a potential treatment of idiopathic pulmonary fibrosis and other fibrotic diseases. The decision to suspend IND-enabling work follows recently completed non-clinical formulation studies seeking to identify a formulation suitable for clinical development. In connection with the decision to suspend IND-enabling work for this candidate, the Company intends to explore development and/or partnership opportunities within the Company’s peptide library and technology platform, while simultaneously exploring other strategic alternatives. In addition, the Company does not believe that the formulation of CB4211 used in the Phase 1b stage of the trial is suitable for further development. Efforts to develop an improved formulation have not been successful to date and there can be no assurances that the Company will be able to develop such a formulation.

The Company has retained Ladenburg Thalmann & Co. Inc. as a financial advisor to assist the Company in exploring strategic alternatives. Potential strategic alternatives that may be explored or evaluated as part of this process include a merger, business combination, investment into the Company, asset sale or other strategic transaction. The board of directors of the Company has not set a timetable for the conclusion of this review, nor has it made any definitive decisions related to taking any further actions or potential strategic options at this time or at all. There can be no assurance that this process will result in any such transaction, and the Company does not intend to disclose additional details unless and until it has entered into a specific transaction.

The unaudited interim condensed financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (“SEC”). They do not include all information and footnotes required by U.S. GAAP for complete financial statements. Except as disclosed herein, there have been no material changes in the information disclosed in the notes to the financial statements for the year ended December 31, 2022, included in the Company’s Annual Report on Form 10-K, filed with the SEC on March 9, 2023, as amended by the Company’s Amendment No. 1 on Form 10-K/A, filed with the SEC on April 28, 2023 (the “2022 Form 10-K”). The interim unaudited condensed financial statements should be read in conjunction with those audited financial statements included in the 2022 Form 10-K. In the opinion of management, all adjustments considered necessary for fair presentation, consisting solely of normal recurring adjustments, have been made. Operating results for the three-month period ended March 31, 2023 are not necessarily indicative of the results that may be expected for the year ending December 31, 2023, or any other period.

Note 1 — Business Organization and Nature of Operations

CohBar, Inc. (“CohBar,” “its” or the “Company”) is a clinical stage biotechnology company leveraging the power of the mitochondria and the peptides encoded in its genome to develop potential breakthrough therapeutics targeting chronic and age-related diseases.

The Company’s primary historical activities have included utilizing its technology platform to identify and develop novel peptide analogs, the research and development of its pipeline, securing intellectual property protection for its discoveries and assets, managing collaborations and clinical trials with contract research organizations (“CROs”) and raising capital to fund the Company’s operations. To date, the Company has not generated any revenues from operations and does not expect to generate any revenues in the near future. The Company has financed its operations primarily with proceeds from sales of its equity securities, private placements, the exercise of outstanding warrants and stock options and the issuance of debt instruments.

The Company has suspended IND-enabling work on pre-clinical candidate CB5138-3, which the Company had been developing as a potential treatment of idiopathic pulmonary fibrosis and other fibrotic diseases. The decision to suspend IND-enabling work follows recently completed non-clinical formulation studies seeking to identify a formulation suitable for clinical development. In connection with the decision to suspend IND-enabling work for this candidate, the Company intends to explore development and/or partnership opportunities within the Company’s peptide library and technology platform, while simultaneously exploring other strategic alternatives. In addition, the Company does not believe that the formulation of CB4211 used in the Phase 1b stage of the trial is suitable for further development. Efforts to develop an improved formulation have not been successful to date and there can be no assurances that the Company will be able to develop such a formulation.

The Company has retained Ladenburg Thalmann & Co. Inc. as a financial advisor to assist the Company in exploring strategic alternatives. Potential strategic alternatives that may be explored or evaluated as part of this process include a merger, business combination, investment into the Company, asset sale or other strategic transaction. The board of directors of the Company has not set a timetable for the conclusion of this review, nor has it made any definitive decisions related to taking any further actions or potential strategic options at this time or at all. There can be no assurance that this process will result in any such transaction and the Company does not intend to disclose additional details unless and until it has entered into a specific transaction.

In response to the COVID-19 pandemic, the Company took steps to mitigate the potential impacts on its business, including modifying its business practices by restricting nonessential travel, implementing a partial work from home policy for its employees and instituting new safety protocols for its lab to enable essential on-site work to continue. The extent to which the pandemic or future pandemics may impact the Company’s business or future preclinical studies and clinical trials will depend on future developments, which are highly uncertain and cannot be predicted with confidence. The Company expects to continue to take actions that are in the best interests of its employees and business partners.